Note 7 - Other Operating Expenses (Income) (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Operating Expense (Income) From Settlement of Acccounts With Charterers		$ 350
M/V Akinada Bridge [Member]
Other Operating Income Related to Unrepaired Damage Claim	$ 1,400